Leases (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 2,544
2025	2,349
2026	2,208
2027 and after	0
Total undiscounted lease payments	7,101
Less: imputed interest	(48)
Present value of lease liabilities	$ 7,053